Junior Subordinated Debt Securities (Details Textuals) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Senior Note MLINC $1B maturing in June 2035 [Member]	Dec. 31, 2011 MetLife Inc Series B Junior Subordinated Debt [Member]	Dec. 31, 2009 MetLife Inc Series B Junior Subordinated Debt [Member]	Dec. 31, 2005 MetLife Inc Series B Junior Subordinated Debt [Member]	Dec. 31, 2011 Senior Debt Series B $1,035M [Member]	Dec. 31, 2009 Senior Debt Series B $1,035M [Member]	Dec. 31, 2009 Junior Subordinated Debt [Member]	Dec. 31, 2009 Junior Subordinated Debt Underlying Common Equity Units [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate Terms					5.70%	4.91%			7.717%
Debt Instrument Maturity					June 2035	February 2040			February 2019
Debt Issuance Costs Incurred and Capitalized		$ 1	$ 14	$ 30							$ 5
Interest Expense, Junior Subordinated Debentures		258	258	231								6
Debt Instrument, Issuance Date								June 2005		February 2009
Debt Instrument, Face Amount								1,067		1,035
Trust Dissolved Date							February 2009
Early repayment of junior subordinated debt securities							32
Redemption of Common Securities Held in Trust							32
Distribution of Trust Preferred Securities							1,035
Proceeds from the remarketing							0
Trust Preferred Securities								1,035
Trust Common Securities	$ 2,966							$ 32